UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         May 16, 2006 to June 15, 2006

Commission File Number of issuing entity: 333-126790-14


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0173331, 32-0173332, 32-0173333
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A            [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-B, Revolving Home Equity Loan Asset Backed Notes, Series 2006-B.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to Certificateholders on  June 15, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-B (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: June 28, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Certificateholders


                                  EXHIBIT 99.1

              CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                  June 15, 2006

                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Group Report   ------------------------------------------------- 10
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Report   -------------------------------------------------- 11
Foreclosure Group Report   ------------------------------------------------- 11
REO Group Report   --------------------------------------------------------- 11



IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                           June 15, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL           BEGINNING                                                                              ENDING
             FACE               PRINCIPAL                                                      REALIZED   DEFERRED     PRINCIPAL
CLASS        VALUE              BALANCE         PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A         400,000,000.00     392,527,788.27    6,070,036.82   1,778,145.76     7,848,182.58    0.00        0.00     386,457,751.45
2A         750,000,000.00     710,704,132.10   27,507,622.32   3,213,360.49    30,720,982.81    0.00        0.00     683,196,509.78
AIO        770,137,099.80     770,137,099.80            0.00   2,504,805.30     2,504,805.30    0.00        0.00     770,137,099.80
C                    0.00               0.00            0.00     318,441.27       318,441.27    0.00        0.00               0.00
R1                   0.00               0.00            0.00           0.00             0.00    0.00        0.00               0.00
R2                 100.00               0.00            0.00           0.00             0.00    0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,920,137,199.80   1,873,369,020.17   33,577,659.14   7,814,752.82    41,392,411.96    0.00        0.00   1,839,791,361.03
-----------------------------------------------------------------------------------------------------------------------------------
AIO1       220,024,779.00     220,024,779.00            0.00     733,415.93       733,415.93    0.00        0.00     220,024,779.00
AIO2       550,112,320.80     550,112,320.80            0.00   1,771,389.37     1,771,389.37    0.00        0.00     550,112,320.80
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                             BEGINNING                                                             ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL            PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A          126685CX2        981.31947068       15.17509205      4.44536440   19.62045645      966.14437863       5.260630%
2A          126685CS5        947.60550947       36.67682976      4.28448065   40.96131041      910.92867971       5.250630%
AIO         126685CT1      1,000.00000000        0.00000000      3.25241480    3.25241480    1,000.00000000       0.000000%
R2          126685CW6          0.00000000        0.00000000      0.00000000    0.00000000        0.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       975.64331360       17.48711454      4.06989293   21.55700747      958.15619906
-----------------------------------------------------------------------------------------------------------------------------------
AIO1           N/A         1,000.00000000        0.00000000      3.33333333    3.33333333    1,000.00000000       4.000000%
AIO2           N/A         1,000.00000000        0.00000000      3.22005035    3.22005035    1,000.00000000       3.864060%
-----------------------------------------------------------------------------------------------------------------------------------


                                       CWHEQ Revolving Home Equity Loan Trust, Series 2006-B
                                                           June 15, 2006

General Information:
Record Date                                                                                                             06/14/2006
LIBOR Determination Date                                                                                                05/11/2006
Payment Date                                                                                                            06/15/2006
Determination Date                                                                                                      06/12/2006
Interest Period
                Beginning                                                                                               05/15/2006
                Ending                                                                                                  06/14/2006
Number of Days in Interest Period                                                                                               31
Collection Period
                Beginning                                                                                               05/01/2006
                Ending                                                                                                  05/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                             0.00

Deposits
                Collections on Mortgage Loans
                Interest payments on Mortgage Loans                                                                   8,362,404.78
                Principal payments on Mortgage Loans                                                                 53,355,014.64
                Purchase Price (for Mortgage Loans modified by the Master Servicer)                                     654,008.37
                Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                               0.00
                Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                           0.00
                Transfer Deposit Amount                                                                                       0.00
                Net Liquidation Proceeds (net of Foreclosure Profits)                                                         0.00
                Insurance Proceeds                                                                                            0.00
                Deposits by Master Servicer for losses on Eligible Investments                                                0.00
                Investment income on Eligible Investments                                                                     0.00
                Servicer Advances                                                                                             0.00
                Termination purchase price (for 10% clean-up call)                                                            0.00
                Other Proceeds / Amounts
                Amount Related To Principal                                                                                   0.00
                Others                                                                                                        0.00
Total Deposits                                                                                                       62,371,427.79

                Deposit from Master Servicer of collections after the Cut-off Date
                        but prior to the Closing Date (excluding accrued interest)                                            0.00

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                             0.00
                Amount withdrawn to purchase Additional Balances                                                              0.00
                Amount transferred to Payment Account                                                                61,723,750.65
                Other Permitted Withdrawal per the Sale and Servicing Agreement                                         647,677.14
Total Withdrawals                                                                                                    62,371,427.79

Losses on Eligible Investments                                                                                                0.00
Ending Balance                                                                                                                0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                             0.00

Deposits
                Deposit from Collection Account                                                                      61,723,750.65
                Deposits by Master Servicer for losses on Eligible Investments                                                0.00
                Investment income on Eligible Investments                                                                     0.00
                Cash Released from Additional Loan Account (First Payment Date)                                               0.00
                Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
                        (first two Payment Dates only)                                                                        0.00
                Deposit from Master Servicer for Shortfalls due to Longer Interest Period
                or Prefunding (First Payment Date Only)                                                                       0.00
Total Deposits                                                                                                       61,723,750.65

Withdrawals
                Investment income on Eligible Investments paid to Master Servicer                                             0.00
                Payment pursuant to Section 8.03 of the Indenture                                                    61,723,750.65
Total Withdrawals                                                                                                    61,723,750.65

Losses on Eligible Investments                                                                                                0.00
Ending Balance                                                                                                                0.00


POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                             0.00
                Amount deposited from amounts paid under the Policy                                                           0.00
                Amount transferred to Payment Account                                                                         0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                            0.00

Cash Released from Principal Reserve Fund                                                                                     0.00


DISTRIBUTIONS

Amounts to be Distributed                                                                                            61,723,750.65
Group 1

Investor Interest Collections                                                                                         2,600,184.13


Principal Collections                                                                                                 6,070,036.82

Subordinated Transferor Collections                                                                                      49,369.67

Credit Enhancement Draw Amount                                                                                                0.00

Group 2

Investor Interest Collections                                                                                         5,324,891.88
Principal Collections                                                                                                27,507,622.32

Subordinated Transferor Collections                                                                                     269,071.61

Credit Enhancement Draw Amount                                                                                                0.00


Transaction Party Fees and Expenses

Group 1
Servicing Fees owing to the Master Servicer for current collection Period                                               163,553.25
Servicing Fees owing to the Master Servicer for prior collection Periods                                                      0.00
Servicing Fees paid to the Master Servicer                                                                              163,553.25

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer               0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer                0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                         0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                          0.00

Amount owing to the Loan Insurance Policy Provider                                                                            0.00
Amount paid to the Loan Insurance Policy Provider                                                                             0.00

Premium amount owing to the Insurer                                                                                      39,252.78
Premium amount paid to the Insurer                                                                                       39,252.78

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                                 0.00
                (together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note
                (together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                               296,126.72
Servicing Fees owing to the Master Servicer for prior collection Periods                                                      0.00
Servicing Fees paid to the Master Servicer                                                                              296,126.72

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer               0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer                0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                         0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                          0.00

Amount owing to the Loan Insurance Policy Provider                                                                            0.00
Amount paid to the Loan Insurance Policy Provider                                                                             0.00

Premium amount owing to the Insurer                                                                                      71,070.41
Premium amount paid to the Insurer                                                                                       71,070.41

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                                 0.00
                (together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note
                (together with interest on such amounts) paid to the Credit Enhancer

Interest Payments
Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                          1,778,145.76
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                 0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                            1,778,145.76
Aggregate Investor Interest paid to Class 1-A Note                                                                    1,778,145.76
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                            0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                                  0.00

Class 2-A
Note Interest owing to Class 2-A Note prior to distributions                                                          3,213,360.49
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                             0.00
Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to
                distributions per $1,000 of Note Principal Balance prior to the Payment Date                                  0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A Note prior to distributions                                 0.00
Aggregate Investor Interest owing to Class 2-A Note Prior to distributions                                            3,213,360.49
Aggregate Investor Interest paid to Class 2-A Note                                                                    3,213,360.49
Unpaid Investor Interest Shortfall for Class 2-A Note after distributions                                                     0.00
Unpaid Investor Interest Shortfall for Class 2-A Note after distribution
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Basis Risk Carryforward owing to the Class 2-A Note prior to distributions                                                    0.00
Basis Risk Carryforward paid to the Class 2-A Note                                                                            0.00
Basis Risk Carryforward for the Class 2-A Note remaining after distributions                                                  0.00


Principal Payments
Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                           0.00
Investor Loss Amount paid to Class 1-A Note                                                                                   0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                         0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                               0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                           0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                   0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                         6,070,036.82
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                                 6,070,036.82

Transferor Principal Collections (paid to Transferor)                                                                         0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                           0.00
Investor Loss Amount paid to Class 2-A Note                                                                                   0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                         0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                               0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
                per $1,000 of Note Principal Balance prior to the Payment Date                                                0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                           0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                   0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                        27,507,622.32
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                                27,507,622.32

Transferor Principal Collections (paid to Transferor)                                                                         0.00

Application of Subordinated Transferor Collections
Group 1
Required Amount for Class 1-A Note                                                                                            0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                    0.00
Amount of Subordinated Transferor Collections                                                                                 0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                           0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                             0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
                to the Allocated Transferor Interest                                                                          0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                     0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
                allocated to the Available Transferor Subordinated Amount                                                     0.00

Group 2
Required Amount for Class 2-A Note                                                                                            0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                    0.00
Amount of Subordinated Transferor Collections                                                                                 0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                           0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                             0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
                to the Allocated Transferor Interest                                                                          0.00
Amount of Available Transferor Subordinated Amount
                prior to the Payment Date                                                                                     0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
                allocated to the Available Transferor Subordinated Amount                                                     0.00

Distributions to Issuer
Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(xvi) of the Indenture                                                                0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                             0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                          0.00
Allocated Transferor Interest                                                                                                 0.00
Required Transferor Subordinated Amount                                                                               2,600,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                       318,441.27
                and Transferor Principal Collections                                                                          0.00

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                       0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                                 100.00%
Liquidation loss amounts for Mortgage Loans                                                                                   0.00
Investor Loss Amount for Class 1-A Note                                                                                       0.00

Distributions to Issuer
Group 2
Amount distributed to the Issuer for distribution under the Trust Agreement
                pursuant to Section 8.03(xvi) of the Indenture                                                                0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                             0.00
Transferor Principal Collections in excess of Additional Balances created on
                Mortgage Loans during the related Collection period.                                                          0.00
Allocated Transferor Interest                                                                                                 0.00
Required Transferor Subordinated Amount                                                                               4,875,000.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                       318,441.27
                and Transferor Principal Collections                                                                          0.00

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                       0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                                 100.00%
Liquidation loss amounts for Mortgage Loans                                                                                   0.00
Investor Loss Amount for Class 2-A Note                                                                                       0.00


                Delinquency Group Report
                Group 1
                Category                    Number         Principal Balance       Percentage
                1 Month                         67           2,647,745.09           0.69%
                2 Month                          5             181,175.38           0.05%
                3 Month                          1              16,000.00           0.00%
                Total                           73           2,844,920.47           0.74%

                Delinquency Group Report
                Group 2
                Category                    Number         Principal Balance       Percentage
                1 Month                         90          10,427,756.65           1.53%
                2 Month                         13           1,446,517.57           0.21%
                3 Month                          5             711,692.80           0.10%
                Total                          108          12,585,967.02           1.84%

                Delinquency Totals
                Group Totals
                Category                    Number         Principal Balance       Percentage
                1 Month                        157          13,075,501.74           1.22%
                2 Month                         18           1,627,692.95           0.15%
                3 Month                          6             727,692.80           0.07%
                Total                          181          15,430,887.49           1.44%


                Bankruptcy Group Report
                Group Number              Number of Loans        Principal Balance      Percentage
                      1                          0                     0.00               0.00%
                      2                          0                     0.00               0.00%
                Total                            0                     0.00               0.00%


                Foreclosure Group Report
                Group Number              Number of Loans        Principal Balance      Percentage
                      1                          0                     0.00               0.00%
                      2                          0                     0.00               0.00%
                Total                            0                     0.00               0.00%


                REO Group Report
                Group Number              Number of Loans        Principal Balance      Percentage
                      1                          0                     0.00               0.00%
                      2                          0                     0.00               0.00%
                Total                            0                     0.00               0.00%


Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                                        0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                            0
Asset Balance                                                                                                                 0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                           0
Balance                                                                                                                       0.00


Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                                        0.00
Optional Servicer Advances (Outstanding from prior Collection Periods                                                         0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                            0
Asset Balance                                                                                                                 0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                           0
Balance                                                                                                                       0.00


Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                            0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                                 654,008.37


BALANCE RECONCILIATION
Group 1
Beginning Loan Group Balance                                                                                        392,527,788.27
Ending Loan Group Balance                                                                                           386,457,751.45
Change in Loan Group Balance                                                                                          6,070,036.82
Principal Collections                                                                                                13,979,360.96
Liquidation Loss Amount                                                                                                       0.00
Liquidation Recovery Amount                                                                                                   0.00
Cumulative Liquidation Loss Amount                                                                                            0.00
Additional Balances during Collection Period                                                                          7,909,324.14
Balance Check                                                                                                                -0.00

Group 2
Beginning Loan Group Balance                                                                                        710,704,132.10
Ending Loan Group Balance                                                                                           683,196,509.78
Change in Loan Group Balance                                                                                         27,507,622.32
Principal Collections                                                                                                39,819,313.68
Liquidation Loss Amount                                                                                                       0.00
Liquidation Recovery Amount                                                                                                   0.00
Cumulative Liquidation Loss Amount                                                                                            0.00
Additional Balances during Collection Period                                                                         12,311,691.36
Balance Check                                                                                                                 0.00

OTHER INFORMATION
Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                     0.00
Allocated Transferor Interest (Ending)                                                                                        0.00

Interest payments on Mortgage Loans                                                                                   2,763,737.38
Net Liquidation Proceeds (Allocable to Interest)                                                                              0.00
Insurance Proceeds (Allocable to Interest)                                                                                    0.00
Servicer Advance (Allocable to Interest)                                                                                      0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                0.00
Residual Advance                                                                                                              0.00
Total Interest                                                                                                        2,763,737.38
Servicing Fee                                                                                                           163,553.25
Investor Interest Collections                                                                                         2,600,184.13

Beginning Loan Group Balance                                                                                        392,527,788.27
Principal payments on Mortgage Loans                                                                                 13,979,360.96
Net Liquidation Proceeds (Allocable to Principal)                                                                             0.00
Insurance Proceeds (Allocable to Principal)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                   0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                               0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                 0.00
Transfer Deposit Amount                                                                                                       0.00
Total Principal                                                                                                      13,979,360.96
Investor Principal Collections                                                                                       13,979,360.96
Additional Balances                                                                                                   7,909,324.14
Ending Principal Balances                                                                                           386,457,751.45
Total Collections                                                                                                    16,579,545.09
Scheduled Principal Payment                                                                                           6,070,036.82

Mortgage Loans Average Daily Balance                                                                                393,119,373.41
Number of Mortgage Loans at beginning of Collection Period                                                               10,659.00
Number of Mortgage Loans at end of Collection Period                                                                     10,659.00
Loan Group Balance at beginning of Collection Period                                                                392,527,788.27
Loan Group Balance at end of Collection Period                                                                      386,457,751.45

Note Principal Balance of the Class 1-A Note                                                                        386,457,751.45
Original Note Principal Balance of the Class 1-A Note                                                               400,000,000.00
Class 1-A Factor                                                                                                              0.97

Weighted average remaining term of Mortgage Loans                                                                              295

Weighted Average Loan Rate                                                                                               9.774533%
Weighted Average Net Loan Rate                                                                                           8.170533%

Excess Interest                                                                                                          49,369.67

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                     0.00
Allocated Transferor Interest (Ending)                                                                                        0.00

Interest payments on Mortgage Loans                                                                                   5,621,018.60
Net Liquidation Proceeds (Allocable to Interest)                                                                              0.00
Insurance Proceeds (Allocable to Interest)                                                                                    0.00
Servicer Advance (Allocable to Interest)                                                                                      0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                    0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                                0.00
Residual Advance                                                                                                              0.00
Total Interest                                                                                                        5,621,018.60
Servicing Fee                                                                                                           296,126.72
Investor Interest Collections                                                                                         5,324,891.88

Beginning Loan Group Balance                                                                                        710,704,132.10
Principal payments on Mortgage Loans                                                                                 39,819,313.68
Net Liquidation Proceeds (Allocable to Principal)                                                                             0.00
Insurance Proceeds (Allocable to Principal)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                   0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                               0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                                 0.00
Transfer Deposit Amount                                                                                                       0.00
Total Principal                                                                                                      39,819,313.68
Investor Principal Collections                                                                                       39,819,313.68
Additional Balances                                                                                                  12,311,691.36
Ending Principal Balances                                                                                           683,196,509.78
Total Collections                                                                                                    45,144,205.56
Scheduled Principal Payment                                                                                          27,507,622.32

Mortgage Loans Average Daily Balance                                                                                706,734,797.65
Number of Mortgage Loans at beginning of Collection Period                                                                7,179.00
Number of Mortgage Loans at end of Collection Period                                                                      7,180.00
Loan Group Balance at beginning of Collection Period                                                                710,704,132.10
Loan Group Balance at end of Collection Period                                                                      683,196,509.78

Note Principal Balance of the Class 2-A Note                                                                        683,196,509.78
Original Note Principal Balance of the Class 2-A Note                                                               750,000,000.00
Class 2-A Factor                                                                                                              0.91

Weighted average remaining term of Mortgage Loans                                                                              296

Weighted Average Loan Rate                                                                                               9.845561%
Weighted Average Net Loan Rate                                                                                           8.241561%

Excess Interest                                                                                                         269,071.61

LOAN MODIFICATION SUMMARY
Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                                 0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                         46,776.94
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                           0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                          37,997.22
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                       37,997.22
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                         0.00%

Loans with Credit Limit Modification - current                                                                           59,000.00
Loans with Credit Limit Modification - cumulative                                                                       308,780.00
Loans with Credit Limit Modification - % of Initial                                                                          0.03%

Loans with Gross Margin Modification - current                                                                                0.00
Loans with Gross Margin Modification - cumulative                                                                        64,383.00
Loans with Gross Margin Modification - % of Initial                                                                          0.01%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                           162,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                        162,000.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                           0.01%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                               0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                            0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                         0.00%

Loans with Credit Limit Modification - current                                                                                0.00
Loans with Credit Limit Modification - cumulative                                                                        90,850.00
Loans with Credit Limit Modification - % of Initial                                                                          0.01%

Loans with Gross Margin Modification - current                                                                                0.00
Loans with Gross Margin Modification - cumulative                                                                             4.00
Loans with Gross Margin Modification - % of Initial                                                                          0.00%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                                0.00
Guaranteed Principal Payment Amount                                                                                           0.00
Guaranteed Payment                                                                                                            0.00
Rolling Three Month Delinquency Rate                                                                                          0.03

Loan Group 2
Credit Enhancement Draw Amount                                                                                                0.00
Guaranteed Principal Payment Amount                                                                                           0.00
Guaranteed Payment                                                                                                            0.00
Rolling Three Month Delinquency Rate                                                                                          0.21

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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